Note 14 - Other Financial Assets - Disclosure of Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
FVTPL marketable securities	$ 5,626	$ 4,989
FVTOCI marketable securities	880	1,431
Total marketable securities	6,506	6,420
Total other financial assets	7,488	8,458
First Mining Gold Corp. (TSX FF) [member]
Statement Line Items [Line Items]
FVTPL marketable securities	3,010	2,753
Sprott Physical Silver Trust (NYSE PSLV) [member]
Statement Line Items [Line Items]
FVTPL marketable securities	2,616	2,236
Silver future derivatives [member]
Statement Line Items [Line Items]
Derivatives		2,038
Foreign exchange derivatives [member]
Statement Line Items [Line Items]
Derivatives	$ 982